Concentration of Risks	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Concentration of Risks [Abstract]
Concentration of risks

3.      Concentration of risks

(a) Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivables.

As of September 30, 2025 and December 31, 2024, substantially all of the Group’s cash and cash equivalents were held with major financial institutions in the United States and Hong Kong, which management considers to be of high credit quality. While the Group could lose cash held with a bank in the event of the bank’s insolvency or an inability to access funds, it has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risks on these deposits.

In the United States, the FDIC provides deposit insurance coverage up to US$250,000 per depositor per insured bank. Similarly, the Hong Kong Deposit Protection Scheme offers coverage up to HK$800,000 per depositor per member bank.

As of September 30, 2025 and December 31, 2024, the uninsured portions of the Group’s cash and cash equivalents held with U.S. financial institutions were US$212,657 and US$3,984,526, respectively.

All of the Group’s cash and cash equivalents held with financial institutions in Hong Kong were fully covered by the applicable deposit insurance as of September 30, 2025.

To manage credit risk associated with accounts receivable, the Group conducts ongoing credit evaluations of its customers and recognizes an allowance for credit loss based on estimates, specific customer risk factors, and other relevant information.

(b) Concentration of customers and suppliers

Major Customers

For the three months ended September 30, 2025 and 2024, revenues from two customers individually exceeded 10% of the Group’s total revenues. Sales to these customers accounted for 39.1% and 21.3% of total revenues for the three months ended September 30, 2025 and 30.2% and 29.4% of total revenues for the nine months ended September 30, 2024.

For the nine months ended September 30, 2025 and 2024, revenues from two customers individually exceeded 10% of the Group’s total revenues. Sales to these customers accounted for 35.9% and 31.1% of total revenues for the nine months ended September 30, 2025 and 29.0% and 27.9% of total revenues for the nine months ended September 30, 2024.

As of September 30, 2025, one customer accounted for 15.2% of the Group’s accounts receivable, representing more than 10% of the total accounts receivable. As of December 31, 2024, two customers individually represented more than 10% of the total accounts receivable, each of which accounted for 12.2% and 11.1%, respectively.

Major Suppliers

There were three suppliers from whom purchases individually represent greater than 10% of the total purchases of the Group for the nine months ended September 30, 2025 and 2024, respectively. The total purchase from these suppliers accounted for approximately 15.9%, 12.6% and 10.5% of the Group’s total purchase for the nine months ended September 30, 2025 and 24.6%, 10.9% and 10.3% of the Group’s total purchase for the nine months ended September 30, 2024, respectively.

As of September 30, 2025, there were four third-party suppliers accounted for approximately 27.4%, 26.2%, 15.3%, 10.1% of the Group’s total accounts payable. As of December 31, 2024, there were three third-party suppliers accounted for approximately 40.8%, 21.5% and 13.1% of the Group’s total accounts payable.

For the nine months ended September 30, 2025 and 2024, Shenzhen Feellife, a related party supplier individually represented 0.5% and 0.7% of the Group’s total cost of revenues, 25.0% and 30.9% of the Group’s total selling and marketing expenses, 5.4% and 7.9% of the Group’s total general and administrative expenses, and 34.6% and 51.9% of the Group’s total research and development expenses, respectively.

3.      Concentration of risks

(a) Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivables.

As of December 31, 2024 and 2023, substantially all of the Group’s cash and cash equivalents were held by major financial institutions located in United States, which management believes are of high credit quality. Should any bank holding cash become insolvent, or if the Group is otherwise unable to withdraw funds, the Group would lose the cash with that bank; however, the Group has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. In United States, a depositor has up to US$250,000 insured by the FDIC. As of December 31, 2024 and 2023, US$3,532,221 and US$3,609,713 of the Group’s cash and cash equivalents held by financial institutions were uninsured, respectively.

For the credit risk related to accounts receivable, the Group performs ongoing credit evaluations of its customers. The Group establishes a provision for expected credit loss based upon estimates, factors surrounding the credit risk of specific customers and other information.

(b) Concentration of customers and suppliers

Major Customers

There were both two customers from whom revenues individually represent greater than 10% of the total revenues of the Group for the years ended December 31, 2024 and 2023, respectively. The total sales to these customers accounted for approximately 56.7% and 46.5% of total revenues for the years ended December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, there was no customer accounted for more than 10% of the Group’s accounts receivable.

Major Suppliers

As of December 31, 2024 and 2023, there were two suppliers and four suppliers, respectively, from whom the Group’s purchases individually exceeded 10% of its total purchases. The aggregate purchases from these suppliers totaled approximately 34.0% and 62.7% of the Group’s total purchases for the years ended December 31, 2024 and 2023, respectively, with 13% of the 2023 purchases attributable to related-party transactions.

As of December 31, 2024, there were three third-party suppliers accounted for approximately 75.4% of the Group’s accounts payable. As of December 31, 2023, there were two third-party suppliers accounted for approximately 94.1% of the Group’s accounts payable.

There was one operating service supplier, a related party of the Group, providing selling service and E-vapors technology service to the Group, individually representing 0.7% and 0.8% of the total cost of revenues , 28.4% and 37.0% of the total selling and marketing expenses, 7.3% and 12.7% of the total general and administrative expenses, 49.0% and 60.2% of the total research and development expenses of the Group for the years ended December 31, 2024 and 2023, respectively.